Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–52.62%
Advertising–0.06%
Omnicom Group, Inc.	1,415	$105,573
Aerospace & Defense–1.16%
General Dynamics Corp.	2,100	472,311
L3Harris Technologies, Inc.	851	205,006
Lockheed Martin Corp.	1,284	565,101
Northrop Grumman Corp.	1,193	558,288
Raytheon Technologies Corp.	3,858	366,973
		2,167,679
Agricultural & Farm Machinery–0.14%
Deere & Co.	728	260,464
Agricultural Products–0.10%
Archer-Daniels-Midland Co.	2,087	189,541
Air Freight & Logistics–0.40%
Expeditors International of Washington, Inc.	646	70,311
FedEx Corp.	956	214,698
United Parcel Service, Inc., Class B	2,552	465,102
		750,111
Alternative Carriers–0.10%
Liberty Global PLC, Class C (United Kingdom)(b)	5,016	127,457
Lumen Technologies, Inc.	5,022	61,469
		188,926
Apparel Retail–0.09%
Ross Stores, Inc.	916	77,878
TJX Cos., Inc. (The)	1,481	94,147
		172,025
Apparel, Accessories & Luxury Goods–0.05%
lululemon athletica, inc.(b)	322	94,246
Application Software–1.06%
Adobe, Inc.(b)	1,852	771,321
Cadence Design Systems, Inc.(b)	728	111,916
Citrix Systems, Inc.	309	31,113
HubSpot, Inc.(b)	123	41,536
Intuit, Inc.	1,163	482,017
Roper Technologies, Inc.	428	189,364
salesforce.com, inc.(b)	804	128,833
Synopsys, Inc.(b)	529	168,857
Unity Software, Inc.(b)	290	11,591
Workday, Inc., Class A(b)	279	43,608
		1,980,156
Asset Management & Custody Banks–0.66%
Ameriprise Financial, Inc.	140	38,678
Bank of New York Mellon Corp. (The)	1,252	58,356
BlackRock, Inc.	296	198,048
Blackstone, Inc., Class A	5,516	649,730
KKR & Co., Inc., Class A	1,910	104,687
Shares		Value
Asset Management & Custody Banks–(continued)
Northern Trust Corp.	250	$27,937
State Street Corp.	500	36,245
T. Rowe Price Group, Inc.	906	115,143
		1,228,824
Auto Parts & Equipment–0.02%
Aptiv PLC(b)	407	43,240
Automobile Manufacturers–0.71%
Ford Motor Co.	26,511	362,670
General Motors Co.(b)	7,251	280,469
Tesla, Inc.(b)	910	690,017
		1,333,156
Automotive Retail–0.36%
AutoZone, Inc.(b)	205	422,228
O’Reilly Automotive, Inc.(b)	384	244,673
		666,901
Biotechnology–1.19%
Amgen, Inc.	1,601	411,041
Biogen, Inc.(b)	800	160,000
BioMarin Pharmaceutical, Inc.(b)	307	23,065
BioNTech SE, ADR (Germany)(b)	1,967	321,329
Gilead Sciences, Inc.	6,071	393,704
Incyte Corp.(b)	543	41,208
Moderna, Inc.(b)	3,421	497,174
Regeneron Pharmaceuticals, Inc.(b)	324	215,376
Vertex Pharmaceuticals, Inc.(b)	641	172,205
		2,235,102
Broadcasting–0.19%
Fox Corp., Class A	4,227	150,101
Paramount Global, Class B	5,894	202,341
		352,442
Building Products–0.22%
Carrier Global Corp.	2,557	100,516
Johnson Controls International PLC	4,701	256,252
Trane Technologies PLC	423	58,399
		415,167
Cable & Satellite–0.80%
Charter Communications, Inc., Class A(b)	778	394,392
Comcast Corp., Class A	22,398	991,784
Liberty Broadband Corp., Class C(b)	349	43,684
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	1,024	42,086
Sirius XM Holdings, Inc.	5,230	33,472
		1,505,418
Commodity Chemicals–0.19%
Dow, Inc.	1,596	108,496
LyondellBasell Industries N.V., Class A	2,154	246,095
		354,591

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Communications Equipment–0.66%
Arista Networks, Inc.(b)	741	$75,789
Cisco Systems, Inc.	23,430	1,055,522
Motorola Solutions, Inc.	519	114,045
		1,245,356
Computer & Electronics Retail–0.03%
Best Buy Co., Inc.	737	60,478
Construction Machinery & Heavy Trucks–0.33%
Caterpillar, Inc.	1,801	388,746
Cummins, Inc.	775	162,068
PACCAR, Inc.	871	75,637
		626,451
Construction Materials–0.03%
Martin Marietta Materials, Inc.	55	18,666
Vulcan Materials Co.	217	35,777
		54,443
Consumer Electronics–0.04%
Garmin Ltd.	679	71,716
Consumer Finance–0.61%
American Express Co.	2,206	372,417
Capital One Financial Corp.	3,247	415,161
Discover Financial Services	1,440	163,426
Synchrony Financial	5,220	193,349
		1,144,353
Copper–0.08%
Freeport-McMoRan, Inc.	3,746	146,394
Data Processing & Outsourced Services–1.51%
Automatic Data Processing, Inc.	1,552	346,003
Fidelity National Information Services, Inc.	2,266	236,797
Fiserv, Inc.(b)	1,555	155,780
FleetCor Technologies, Inc.(b)	124	30,852
Global Payments, Inc.	994	130,254
Mastercard, Inc., Class A	843	301,684
Paychex, Inc.	932	115,410
Visa, Inc., Class A(c)	7,147	1,516,379
		2,833,159
Distillers & Vintners–0.04%
Constellation Brands, Inc., Class A	303	74,377
Distributors–0.06%
Genuine Parts Co.	860	117,588
Diversified Support Services–0.04%
Cintas Corp.	94	37,443
Copart, Inc.(b)	310	35,504
		72,947
Drug Retail–0.06%
Walgreens Boots Alliance, Inc.	2,560	112,205
Electric Utilities–1.21%
American Electric Power Co., Inc.	1,814	185,082
Constellation Energy Corp.	1,352	83,932
Duke Energy Corp.	3,853	433,540
Entergy Corp.	602	72,433
Shares		Value
Electric Utilities–(continued)
Eversource Energy	1,050	$96,936
Exelon Corp.	4,057	199,402
FirstEnergy Corp.	2,618	112,469
NextEra Energy, Inc.	4,776	361,495
PPL Corp.	6,493	195,959
Southern Co. (The)	5,620	425,209
Xcel Energy, Inc.	1,332	100,353
		2,266,810
Electrical Components & Equipment–0.21%
AMETEK, Inc.	200	24,294
Eaton Corp. PLC	816	113,098
Emerson Electric Co.	2,063	182,905
Rockwell Automation, Inc.	339	72,275
		392,572
Electronic Components–0.08%
Amphenol Corp., Class A	1,394	98,779
Corning, Inc.	1,678	60,106
		158,885
Electronic Equipment & Instruments–0.07%
Keysight Technologies, Inc.(b)	552	80,371
Zebra Technologies Corp., Class A(b)	128	43,288
		123,659
Electronic Manufacturing Services–0.06%
TE Connectivity Ltd. (Switzerland)	818	105,841
Environmental & Facilities Services–0.32%
Republic Services, Inc.	1,178	157,663
Waste Connections, Inc.	844	107,644
Waste Management, Inc.	2,157	341,906
		607,213
Fertilizers & Agricultural Chemicals–0.06%
Corteva, Inc.	1,814	113,593
Financial Exchanges & Data–0.59%
CME Group, Inc., Class A	456	90,666
Coinbase Global, Inc., Class A(b)	578	45,142
Intercontinental Exchange, Inc.	1,256	128,602
Moody’s Corp.	651	196,322
MSCI, Inc.	397	175,613
Nasdaq, Inc.	457	70,954
S&P Global, Inc.	1,123	392,466
		1,099,765
Food Retail–0.11%
Kroger Co. (The)	3,885	205,788
Footwear–0.16%
NIKE, Inc., Class B	2,499	297,006
General Merchandise Stores–0.45%
Dollar General Corp.	1,468	323,459
Dollar Tree, Inc.(b)	699	112,070
Target Corp.	2,511	406,481
		842,010
Gold–0.05%
Newmont Corp.	1,423	96,551
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Health Care Distributors–0.14%
AmerisourceBergen Corp.	271	$41,948
Cardinal Health, Inc.	515	29,005
McKesson Corp.	605	198,857
		269,810
Health Care Equipment–0.98%
Abbott Laboratories	3,329	391,024
Baxter International, Inc.	1,240	94,302
Becton, Dickinson and Co.	784	200,547
Boston Scientific Corp.(b)	1,597	65,493
DexCom, Inc.(b)	155	46,181
Edwards Lifesciences Corp.(b)	1,539	155,208
IDEXX Laboratories, Inc.(b)	253	99,080
Intuitive Surgical, Inc.(b)	803	182,795
Medtronic PLC	4,084	409,013
ResMed, Inc.	302	61,445
Stryker Corp.	370	86,765
Zimmer Biomet Holdings, Inc.	359	43,155
		1,835,008
Health Care Facilities–0.06%
HCA Healthcare, Inc.	532	111,933
Health Care REITs–0.12%
Ventas, Inc.	1,880	106,671
Welltower, Inc.	1,333	118,757
		225,428
Health Care Services–0.73%
Cigna Corp.	1,651	442,947
CVS Health Corp.	7,639	739,073
Laboratory Corp. of America Holdings	375	92,520
Quest Diagnostics, Inc.	690	97,304
		1,371,844
Health Care Supplies–0.02%
Align Technology, Inc.(b)	91	25,265
Embecta Corp.(b)	327	8,103
		33,368
Health Care Technology–0.08%
Cerner Corp.	1,207	114,484
Veeva Systems, Inc., Class A(b)	169	28,774
		143,258
Home Improvement Retail–1.07%
Home Depot, Inc. (The)	4,953	1,499,521
Lowe’s Cos., Inc.	2,588	505,436
		2,004,957
Homebuilding–0.11%
D.R. Horton, Inc.	778	58,467
Lennar Corp., Class A	1,857	149,024
		207,491
Hotels, Resorts & Cruise Lines–0.07%
Booking Holdings, Inc.(b)	59	132,370
Household Products–1.02%
Clorox Co. (The)	399	57,999
Colgate-Palmolive Co.	3,028	238,637
Shares		Value
Household Products–(continued)
Kimberly-Clark Corp.	1,025	$136,345
Procter & Gamble Co. (The)	10,004	1,479,391
		1,912,372
Hypermarkets & Super Centers–0.95%
Costco Wholesale Corp.	2,230	1,039,671
Walmart, Inc.	5,754	740,137
		1,779,808
Industrial Conglomerates–0.18%
3M Co.	602	89,873
Honeywell International, Inc.	1,297	251,125
		340,998
Industrial Gases–0.25%
Air Products and Chemicals, Inc.	273	67,202
Linde PLC (United Kingdom)	1,241	402,928
		470,130
Industrial Machinery–0.27%
Dover Corp.	425	56,912
Fortive Corp.	1,071	66,156
Illinois Tool Works, Inc.	557	115,895
Otis Worldwide Corp.	2,044	152,073
Parker-Hannifin Corp.	248	67,498
Stanley Black & Decker, Inc.	381	45,221
		503,755
Industrial REITs–0.16%
Prologis, Inc.	2,347	299,196
Insurance Brokers–0.49%
Aon PLC, Class A	1,324	364,987
Arthur J. Gallagher & Co.	562	91,010
Marsh & McLennan Cos., Inc.	2,476	396,036
Willis Towers Watson PLC	279	58,889
		910,922
Integrated Oil & Gas–0.58%
Chevron Corp.	3,399	593,669
Exxon Mobil Corp.	3,284	315,264
Occidental Petroleum Corp.	2,528	175,216
		1,084,149
Integrated Telecommunication Services–1.89%
AT&T, Inc.	63,193	1,345,379
Verizon Communications, Inc.	42,638	2,186,903
		3,532,282
Interactive Home Entertainment–0.17%
Activision Blizzard, Inc.	1,922	149,686
Electronic Arts, Inc.	1,188	164,716
		314,402
Interactive Media & Services–3.42%
Alphabet, Inc., Class A(b)	1,897	4,316,130
Meta Platforms, Inc., Class A(b)	10,601	2,052,778
Twitter, Inc.(b)	835	33,066
		6,401,974
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Internet & Direct Marketing Retail–0.62%
Amazon.com, Inc.(b)	385	$925,613
DoorDash, Inc., Class A(b)	258	19,843
eBay, Inc.	3,585	174,482
MercadoLibre, Inc. (Brazil)(b)	59	46,367
		1,166,305
Internet Services & Infrastructure–0.11%
Akamai Technologies, Inc.(b)	791	79,922
Snowflake, Inc., Class A(b)	263	33,572
VeriSign, Inc.(b)	534	93,210
		206,704
Investment Banking & Brokerage–0.41%
Charles Schwab Corp. (The)	2,102	147,350
Goldman Sachs Group, Inc. (The)	1,434	468,703
Morgan Stanley	1,717	147,902
		763,955
IT Consulting & Other Services–0.78%
Accenture PLC, Class A	2,707	807,931
Cognizant Technology Solutions Corp., Class A	1,728	129,082
EPAM Systems, Inc.(b)	235	79,552
International Business Machines Corp.	3,251	451,369
		1,467,934
Life & Health Insurance–0.46%
Aflac, Inc.	3,063	185,526
MetLife, Inc.	6,059	408,316
Principal Financial Group, Inc.	743	54,187
Prudential Financial, Inc.	2,057	218,556
		866,585
Life Sciences Tools & Services–0.81%
Agilent Technologies, Inc.	943	120,289
Danaher Corp.	1,788	471,710
IQVIA Holdings, Inc.(b)	434	93,419
Mettler-Toledo International, Inc.(b)	62	79,740
Thermo Fisher Scientific, Inc.	1,105	627,165
Waters Corp.(b)	193	63,294
West Pharmaceutical Services, Inc.	190	58,972
		1,514,589
Managed Health Care–1.45%
Anthem, Inc.	1,301	663,003
Centene Corp.(b)	2,480	201,971
Humana, Inc.	302	137,178
UnitedHealth Group, Inc.	3,444	1,710,910
		2,713,062
Metal & Glass Containers–0.03%
Ball Corp.	753	53,380
Movies & Entertainment–0.03%
Netflix, Inc.(b)	332	65,550
Multi-line Insurance–0.18%
American International Group, Inc.	3,435	201,566
Hartford Financial Services Group, Inc. (The)	1,801	130,590
		332,156
Shares		Value
Multi-Sector Holdings–1.49%
Berkshire Hathaway, Inc., Class B(b)	8,858	$2,798,951
Multi-Utilities–0.59%
Ameren Corp.	916	87,194
CMS Energy Corp.	1,199	85,177
Consolidated Edison, Inc.	1,431	142,041
Dominion Energy, Inc.	3,215	270,767
DTE Energy Co.	580	76,972
Public Service Enterprise Group, Inc.	905	62,029
Sempra Energy	555	90,942
WEC Energy Group, Inc.	2,830	297,348
		1,112,470
Office REITs–0.10%
Alexandria Real Estate Equities, Inc.	850	141,058
Boston Properties, Inc.	345	38,357
		179,415
Oil & Gas Equipment & Services–0.09%
Baker Hughes Co., Class A	2,940	105,781
Schlumberger N.V.	1,386	63,701
		169,482
Oil & Gas Exploration & Production–0.59%
ConocoPhillips	4,782	537,306
EOG Resources, Inc.	2,879	394,308
Hess Corp.	720	88,610
Pioneer Natural Resources Co.	282	78,379
		1,098,603
Oil & Gas Refining & Marketing–0.14%
Marathon Petroleum Corp.	563	57,307
Phillips 66	1,195	120,468
Valero Energy Corp.	588	76,205
		253,980
Oil & Gas Storage & Transportation–0.24%
Cheniere Energy, Inc.	610	83,430
Kinder Morgan, Inc.	11,189	220,311
ONEOK, Inc.	853	56,170
Williams Cos., Inc. (The)	2,452	90,871
		450,782
Packaged Foods & Meats–0.53%
Campbell Soup Co.	650	31,141
Conagra Brands, Inc.	1,103	36,278
General Mills, Inc.	1,762	123,076
Hershey Co. (The)	646	136,765
Hormel Foods Corp.	758	36,892
JM Smucker Co. (The)	485	60,804
Kellogg Co.	844	58,861
Kraft Heinz Co. (The)	3,643	137,815
Mondelez International, Inc., Class A	3,556	226,019
Tyson Foods, Inc., Class A	1,697	152,068
		999,719
Paper Packaging–0.06%
Amcor PLC	3,754	49,177
International Paper Co.	1,510	73,160
		122,337
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Pharmaceuticals–3.38%
Bristol-Myers Squibb Co.	8,779	$662,376
Eli Lilly and Co.	2,291	718,091
Johnson & Johnson	12,153	2,181,828
Merck & Co., Inc.	13,038	1,199,887
Pfizer, Inc.	24,385	1,293,380
Royalty Pharma PLC, Class A	1,069	43,979
Zoetis, Inc.	1,386	236,909
		6,336,450
Property & Casualty Insurance–0.73%
Allstate Corp. (The)	2,429	332,020
Chubb Ltd.	1,809	382,224
Markel Corp.(b)	58	79,427
Progressive Corp. (The)	2,600	310,388
Travelers Cos., Inc. (The)	1,460	261,398
		1,365,457
Railroads–0.42%
CSX Corp.	9,083	288,748
Norfolk Southern Corp.	782	187,414
Union Pacific Corp.	1,419	311,868
		788,030
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	1,339	110,923
Zillow Group, Inc., Class C(b)	819	32,678
		143,601
Regional Banks–0.22%
Fifth Third Bancorp	828	32,648
First Republic Bank	210	32,556
KeyCorp	3,318	66,227
M&T Bank Corp.	209	37,614
PNC Financial Services Group, Inc. (The)	422	74,023
Regions Financial Corp.	1,784	39,409
SVB Financial Group(b)	81	39,574
Truist Financial Corp.	1,731	86,100
		408,151
Research & Consulting Services–0.09%
CoStar Group, Inc.(b)	568	34,614
Equifax, Inc.	267	54,089
Verisk Analytics, Inc.	468	81,862
		170,565
Residential REITs–0.15%
AvalonBay Communities, Inc.	506	105,228
Equity Residential	1,375	105,641
Essex Property Trust, Inc.	233	66,137
		277,006
Restaurants–0.54%
Chipotle Mexican Grill, Inc.(b)	34	47,687
McDonald’s Corp.	2,371	597,990
Starbucks Corp.	2,781	218,308
Yum! Brands, Inc.	1,170	142,120
		1,006,105
Retail REITs–0.09%
Realty Income Corp.	1,734	118,294
Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	368	$42,191
		160,485
Semiconductor Equipment–0.28%
Applied Materials, Inc.	2,248	263,668
KLA Corp.	213	77,713
Lam Research Corp.	339	176,290
		517,671
Semiconductors–2.58%
Advanced Micro Devices, Inc.(b)	2,933	298,755
Analog Devices, Inc.	806	135,731
Broadcom, Inc.	1,261	731,544
Intel Corp.	21,724	964,980
Marvell Technology, Inc.	1,122	66,366
Microchip Technology, Inc.	870	63,206
Micron Technology, Inc.	3,906	288,419
NVIDIA Corp.	4,300	802,896
QUALCOMM, Inc.	3,406	487,807
Skyworks Solutions, Inc.	559	60,858
Texas Instruments, Inc.	5,263	930,288
		4,830,850
Soft Drinks–0.68%
Coca-Cola Co. (The)	4,934	312,717
PepsiCo, Inc.	5,689	954,330
		1,267,047
Specialized REITs–1.01%
American Tower Corp.	1,772	453,862
Crown Castle International Corp.	1,741	330,181
Digital Realty Trust, Inc.	812	113,347
Equinix, Inc.	382	262,468
Public Storage	868	286,996
SBA Communications Corp., Class A	964	324,492
Weyerhaeuser Co.	2,906	114,845
		1,886,191
Specialty Chemicals–0.30%
Celanese Corp.	270	42,260
DuPont de Nemours, Inc.	1,870	126,880
Ecolab, Inc.	595	97,526
PPG Industries, Inc.	263	33,267
Sherwin-Williams Co. (The)	967	259,195
		559,128
Specialty Stores–0.02%
Ulta Beauty, Inc.(b)	94	39,771
Steel–0.18%
Nucor Corp.	2,614	346,250
Systems Software–3.10%
Crowdstrike Holdings, Inc., Class A(b)	216	34,558
Fortinet, Inc.(b)	977	287,375
Microsoft Corp.	15,776	4,289,021
NortonLifeLock, Inc.	1,484	36,120
Oracle Corp.	9,716	698,775
Palo Alto Networks, Inc.(b)	213	107,092
ServiceNow, Inc.(b)	401	187,455
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Systems Software–(continued)
VMware, Inc., Class A	1,257	$161,022
		5,801,418
Technology Distributors–0.02%
CDW Corp.	239	40,597
Technology Hardware, Storage & Peripherals–2.17%
Apple, Inc.	23,313	3,469,907
Dell Technologies, Inc., Class C	2,304	115,062
Hewlett Packard Enterprise Co.	9,187	143,317
HP, Inc.	3,483	135,279
NetApp, Inc.	943	67,849
Seagate Technology Holdings PLC	860	72,816
Western Digital Corp.(b)	1,091	66,213
		4,070,443
Tobacco–0.39%
Altria Group, Inc.	5,616	303,770
Philip Morris International, Inc.	4,021	427,231
		731,001
Trading Companies & Distributors–0.04%
Fastenal Co.	600	32,136
W.W. Grainger, Inc.	70	34,095
		66,231
Trucking–0.06%
Old Dominion Freight Line, Inc.	445	114,917
Water Utilities–0.11%
American Water Works Co., Inc.	1,324	200,255
Wireless Telecommunication Services–0.15%
T-Mobile US, Inc.(b)	2,111	281,375
Total Common Stocks & Other Equity Interests (Cost $100,514,694)		98,543,131
Principal Amount
Equity Linked Notes–33.48%
Diversified Banks–23.41%
Bank of Montreal (Canada),
25.20%, 06/01/2022	$2,825,000	2,756,751
21.53%, 06/07/2022(d)	2,804,000	2,779,666
25.00%, 06/30/2022(d)	5,284,000	5,309,261
BNP Paribas Issuance B.V. (France),
22.63%, 06/13/2022(d)	2,797,000	2,864,275
21.28%, 06/14/2022(d)	2,718,000	2,778,377
BNP Paribas S.A. (France), 23.58%, 06/24/2022(d)	2,649,000	2,724,747
Canadian Imperial Bank of Commerce (Canada),
24.00%, 06/09/2022(d)	2,847,000	2,835,322
19.25%, 07/05/2022(d)	5,351,000	5,351,000
Citigroup Global Markets Holdings, Inc.,
22.34%, 06/08/2022(d)	2,789,000	2,696,098
19.35%, 06/23/2022(d)	2,670,000	2,743,472
Principal Amount		Value
Diversified Banks–(continued)
HSBC Bank USA N.A., 20.45%, 06/15/2022(d)	$2,726,000	$2,809,987
Royal Bank of Canada (Canada),
Conv., 21.23%, 06/02/2022(d)	2,825,000	2,756,590
21.55%, 06/27/2022(d)	2,594,000	2,651,240
Toronto-Dominion Bank (The) (Canada), 20.50%, 06/10/2022(d)	2,782,000	2,784,499
		43,841,285
Diversified Capital Markets–4.45%
Credit Suisse AG (Switzerland),
24.10%, 06/03/2022(d)	2,908,000	2,907,634
20.60%, 06/16/2022(d)	2,658,000	2,743,950
19.70%, 06/21/2022(d)	2,631,000	2,676,801
		8,328,385
Investment Banking & Brokerage–5.62%
GS Finance Corp., 21.32%, 06/28/2022(d)	5,165,000	5,241,874
Nomura International Funding Pte Ltd. (Japan),
21.53%, 06/17/2022(d)	2,609,000	2,653,456
19.06%, 06/22/2022(d)	2,616,000	2,625,171
		10,520,501
Total Equity Linked Notes (Cost $62,248,000)		62,690,171
Shares
Money Market Funds–16.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f)	11,025,981	11,025,981
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(e)(f)	7,698,858	7,698,088
Invesco Treasury Portfolio, Institutional Class, 0.54%(e)(f)	12,601,121	12,601,121
Total Money Market Funds (Cost $31,325,122)		31,325,190
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.83% (Cost $194,087,816)		192,558,492
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.79%
Invesco Private Government Fund, 0.74%(e)(f)(g)	443,213	443,213
Invesco Private Prime Fund, 0.87%(e)(f)(g)	1,034,061	1,034,165
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,477,284)		1,477,378
TOTAL INVESTMENTS IN SECURITIES–103.62% (Cost $195,565,100)		194,035,870
OTHER ASSETS LESS LIABILITIES—(3.62)%		(6,773,685)
NET ASSETS–100.00%		$187,262,185
Investment Abbreviations:
ADR	– American Depositary Receipt
Conv.	– Convertible
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $59,933,420, which represented 32.01% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,010,732	$23,438,446	$(26,423,197)	$-	$-	$11,025,981	$9,560
Invesco Liquid Assets Portfolio, Institutional Class	9,842,452	16,734,839	(18,873,714)	68	(5,557)	7,698,088	9,519
Invesco Treasury Portfolio, Institutional Class	16,012,265	26,786,797	(30,197,941)	-	-	12,601,121	11,390
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	285,777	5,505,114	(5,347,678)	-	-	443,213	661*
Invesco Private Prime Fund	666,814	12,675,478	(12,307,874)	94	(347)	1,034,165	1,747*
Total	$40,818,040	$85,140,674	$(93,150,404)	$162	$(5,904)	$32,802,568	$32,877

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$98,543,131	$—	$—	$98,543,131
Equity Linked Notes	—	62,690,171	—	62,690,171
Money Market Funds	31,325,190	1,477,378	—	32,802,568
Total Investments	$129,868,321	$64,167,549	$—	$194,035,870
Invesco Income Advantage U.S. Fund